Credit commitments (Tables)	12 Months Ended
Dec. 31, 2014
Credit Commitments [Abstract]
Credit commitments

	December 31, 2014
(Millions of dollars)	Consolidated	Machinery, Energy & Transportation	Financial Products
Credit lines available:
Global credit facilities	$10,500	$2,750	$7,750
Other external	4,254	195	4,059
Total credit lines available	14,754	2,945	11,809
Less: Commercial paper outstanding	(3,688)	—	(3,688)
Less: Utilized credit	(1,904)	(9)	(1,895)
Available credit	$9,162	$2,936	$6,226